Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013	Dec. 31, 2009
Income tax uncertainties
Uncertain income tax liabilities	$ 286.2	$ 334.7	$ 368.6	$ 288.0	$ 415.0
Uncertain income tax liabilities decreased as a result of agreements reached with the IRS	0.1	1.0	1.4
Reasonably possible decrease in uncertain income tax liabilities within the next twelve months				138
Western Union
Income tax uncertainties
Income taxes payable	110
Uncertain income tax liabilities	4.0
Uncertain income tax liabilities decreased as a result of agreements reached with the IRS	14.0
Reasonably possible decrease in uncertain income tax liabilities within the next twelve months	$ 4